Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$74,093,865.54	0.1824972	$43,643,890.16	0.1074973	$30,449,975.38
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$734,423,865.54	0.5541441	$703,973,890.16	0.5311688	$30,449,975.38

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	43.78		42.86
Pool Receivables Balance	$769,665,414.65		$738,500,923.53
Remaining Number of Receivables	55,837		54,826

Adjusted Pool Balance	$754,454,065.92		$724,004,090.54

III. COLLECTIONS

Principal:
Principal Collections	$30,061,078.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$905,414.83
Total Principal Collections	$30,966,492.86

Interest:
Interest Collections	$2,065,396.62
Late Fees & Other Charges	$60,324.35
Interest on Repurchase Principal	$-
Total Interest Collections	$2,125,720.97

Collection Account Interest	$2,501.55
Reserve Account Interest	$282.34
Servicer Advances	$-

Total Collections	$33,094,997.72

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$33,094,997.72
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,094,997.72

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$641,387.85		$641,387.85	$641,387.85
Collection Account Interest					$2,501.55
Late Fees & Other Charges					$60,324.35
Total due to Servicer					$704,213.75

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$27,167.75		$27,167.75
Class A-3 Notes		$352,500.00		$352,500.00
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$502,380.75		$502,380.75	$502,380.75

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$31,729,405.22

9. Regular Principal Distribution Amount:					$30,449,975.38

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$30,449,975.38
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$30,449,975.38		$30,449,975.38
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$30,449,975.38		$30,449,975.38

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,279,429.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,211,348.73
Beginning Period Amount	$15,211,348.73
Current Period Amortization	$714,515.74
Ending Period Required Amount	$14,496,832.99
Ending Period Amount	$14,496,832.99
Next Distribution Date Required Amount	$13,800,230.87

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.65%	2.77%	2.77%

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	17
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	54,060	98.11%	$724,539,962.18
30 - 60 Days	1.08%	591	1.46%	$10,776,846.08
61 - 90 Days	0.25%	138	0.34%	$2,484,345.38
91 + Days	0.07%	37	0.09%	$699,769.89
		54,826		$738,500,923.53
Total
Delinquent Receivables 61 + days past due	0.32%	175	0.43%	$3,184,115.27
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	196	0.48%	$3,704,570.50
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	164	0.37%	$2,967,328.61
Three-Month Average Delinquency Ratio	0.32%		0.43%

Repossession in Current Period		53		$978,790.00
Repossession Inventory		129		$807,366.09

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,103,413.09
Recoveries				$(905,414.83)
Net Charge-offs for Current Period				$197,998.26

Beginning Pool Balance for Current Period				$769,665,414.65

Net Loss Ratio				0.31%
Net Loss Ratio for 1st Preceding Collection Period				1.07%
Net Loss Ratio for 2nd Preceding Collection Period				0.88%
Three-Month Average Net Loss Ratio for Current Period				0.75%

Cumulative Net Losses for All Periods				$11,499,222.60
Cumulative Net Losses as a % of Initial Pool Balance				0.84%

Principal Balance of Extensions				$4,050,105.78
Number of Extensions				214